Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information
Cash paid for interest, net of capitalized interest, was $211 million in 2016, $216 million in 2015 and $297 million in 2014. In addition, cash paid for income taxes, net of recoveries, was $48 million in 2016, $40 million in 2015 and $5 million in 2014.